Loss Per Share - Schedule of Weighted Average Number of Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share [Abstract]
Loss for the year	$ (38,069)	$ (43,100)	$ (44,044)
Basic loss per share	$ (1.16)	$ (1.66)	$ (2.78)
Diluted loss per share	$ (1.16)	$ (1.66)	$ (2.78)
Weighted average number of shares for basic loss per share	32,859,629	25,910,696	15,865,817
Weighted average number of shares for diluted loss per share	32,859,629	25,910,696	15,865,817